Trade and other receivables - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2023
Trade and other receivables [abstract]
VAT/GST receivables	$ 312,718		$ 312,718		$ 540,708
Impairment of VAT receivable	15,400	$ 334,162	1,015,378	$ 804,425
Provisions	(7,449,918)		(7,449,918)		(6,941,708)
VAT payable	$ 70,225		$ 70,225		$ 12,684	$ 266,524